LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.75%
Australia–1.16%
Aristocrat Leisure Ltd.	394,068	$ 9,852,690
Lottery Corp. Ltd.	943,632	3,245,488
WiseTech Global Ltd.	96,540	4,252,938
		17,351,116
Brazil–0.12%
Hypera SA	243,511	1,820,885
		1,820,885
Canada–8.40%
Agnico Eagle Mines Ltd.	398,942	20,338,220
Canadian National Railway Co.	197,183	23,261,679
Canadian Pacific Railway Ltd.	243,203	18,727,441
Element Fleet Management Corp.	1,810,989	23,784,724
Franco-Nevada Corp.	153,561	22,398,431
Ritchie Bros Auctioneers, Inc.	312,277	17,569,769
		126,080,264
China–1.44%
†Alibaba Group Holding Ltd.	306,400	3,880,705
Kingsoft Corp. Ltd.	446,200	2,193,483
Ping An Insurance Group Co. of China Ltd. Class H	436,500	2,823,811
Tencent Holdings Ltd.	148,700	7,266,864
Yum China Holdings, Inc.	84,981	5,368,106
		21,532,969
France–18.83%
Air Liquide SA	194,237	32,513,056
Capgemini SE	75,831	14,092,082
Dassault Systemes SE	254,988	10,518,518
EssilorLuxottica SA	233,246	42,059,564
Kering SA	31,683	20,670,862
LVMH Moet Hennessy Louis Vuitton SE	76,521	70,239,261
Pernod Ricard SA	173,369	39,256,093
Schneider Electric SE	319,710	53,431,142
		282,780,578
Germany–10.52%
Bayer AG	364,563	23,288,869
Deutsche Boerse AG	120,858	23,532,265
GEA Group AG	460,913	21,025,727
Merck KGaA	61,776	11,517,196
SAP SE	497,338	62,799,099
Symrise AG	144,762	15,753,567
		157,916,723
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.06%
AIA Group Ltd.	5,627,200	$ 59,014,445
China Resources Gas Group Ltd.	542,000	1,993,697
		61,008,142
India–1.31%
HDFC Bank Ltd. ADR	127,782	8,519,226
ITC Ltd.	823,523	3,853,169
Reliance Industries Ltd.	126,217	3,588,926
UPL Ltd.	430,876	3,769,754
		19,731,075
Ireland–1.97%
†Flutter Entertainment PLC	133,178	24,030,906
Kingspan Group PLC	81,731	5,600,639
		29,631,545
Israel–0.56%
†Nice Ltd. Sponsored ADR	36,826	8,429,103
		8,429,103
Italy–1.55%
Prysmian SpA	553,445	23,239,549
		23,239,549
Japan–9.88%
AEON Financial Service Co. Ltd.	824,500	7,698,989
Chugai Pharmaceutical Co. Ltd.	293,000	7,234,934
Hitachi Ltd.	1,122,600	61,698,863
Koito Manufacturing Co. Ltd.	396,800	7,521,837
Kose Corp.	64,300	7,642,585
Nitto Denko Corp.	211,500	13,688,547
Oracle Corp. Japan	122,200	8,825,388
Resonac Holdings Corp.	476,800	7,872,336
Sugi Holdings Co. Ltd.	136,800	5,880,206
Terumo Corp.	438,600	11,862,072
Z Holdings Corp.	2,977,100	8,441,419
		148,367,176
Mexico–0.29%
Grupo Financiero Banorte SAB de CV Class O	521,373	4,389,718
		4,389,718
Netherlands–4.03%
Akzo Nobel NV	194,648	15,224,316
ASML Holding NV	22,715	15,479,090
†Just Eat Takeaway.com NV	79,091	1,509,293
†Prosus NV	103,203	8,081,208
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†QIAGEN NV	444,890	$ 20,263,171
		60,557,078
Peru–0.33%
Credicorp Ltd.	37,232	4,929,144
		4,929,144
Republic of Korea–0.81%
Amorepacific Corp.	42,996	4,538,051
NAVER Corp.	20,524	3,215,925
SK Hynix, Inc.	63,825	4,367,859
		12,121,835
Singapore–1.88%
DBS Group Holdings Ltd.	1,136,800	28,262,821
		28,262,821
Spain–1.84%
†Amadeus IT Group SA	410,740	27,553,882
		27,553,882
Sweden–1.83%
Assa Abloy AB Class B	1,148,253	27,503,495
		27,503,495
Switzerland–13.14%
Alcon, Inc.	69,600	4,940,729
Nestle SA	607,522	74,075,463
Novartis AG	296,696	27,242,187
Roche Holding AG	218,822	62,526,737
Sika AG	51,843	14,541,723
Sonova Holding AG	47,108	13,896,320
		197,223,159
Taiwan–1.67%
Delta Electronics, Inc.	696,000	6,905,459
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	195,434	$ 18,179,270
		25,084,729
United Kingdom–9.74%
Burberry Group PLC	422,542	13,529,712
Diageo PLC	850,521	37,958,432
Experian PLC	549,596	18,096,934
London Stock Exchange Group PLC	134,242	13,038,881
†Ocado Group PLC	194,856	1,290,219
Reckitt Benckiser Group PLC	549,999	41,842,534
†Rolls-Royce Holdings PLC	11,097,011	20,439,154
		146,195,866
United States–3.39%
Linde PLC	144,904	50,931,788
		50,931,788
Total Common Stock (Cost $1,018,136,930)		1,482,642,640

MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	12,447,261	12,447,261
Total Money Market Fund (Cost $12,447,261)		12,447,261

TOTAL INVESTMENTS–99.58% (Cost $1,030,584,191)	1,495,089,901
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	6,372,692
NET ASSETS APPLICABLE TO 77,706,235 SHARES OUTSTANDING–100.00%	$1,501,462,593

Δ Securities have been classified by country of origin.
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$17,351,116	$—	$17,351,116
Brazil	1,820,885	—	—	1,820,885
Canada	126,080,264	—	—	126,080,264
China	3,821,213	17,711,756	—	21,532,969
France	—	282,780,578	—	282,780,578
Germany	—	157,916,723	—	157,916,723
Hong Kong	—	61,008,142	—	61,008,142
India	8,519,226	11,211,849	—	19,731,075
Ireland	—	29,631,545	—	29,631,545
Israel	8,429,103	—	—	8,429,103
Italy	—	23,239,549	—	23,239,549
Japan	—	148,367,176	—	148,367,176
Mexico	4,389,718	—	—	4,389,718
Netherlands	—	60,557,078	—	60,557,078
Peru	4,929,144	—	—	4,929,144
Republic of Korea	—	12,121,835	—	12,121,835
Singapore	—	28,262,821	—	28,262,821
Spain	—	27,553,882	—	27,553,882
Sweden	—	27,503,495	—	27,503,495
Switzerland	—	197,223,159	—	197,223,159
Taiwan	18,179,270	6,905,459	—	25,084,729
United Kingdom	—	146,195,866	—	146,195,866
United States	50,931,788	—	—	50,931,788
Money Market Fund	12,447,261	—	—	12,447,261
Total Investments	$239,547,872	$1,255,542,029	$—	$1,495,089,901
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–4